Leases Maturities of operating lease liabilities (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Maturities of operating lease liabilities as of December 31, 2019 are as follows (in thousands):

Fiscal Year	Amount

2020	$799
2021	567
2022	90
2023	—
2024	—
Thereafter	—
Total operating lease payments	1,456
Less: imputed interest	62
Total operating lease liabilities	$1,394
Future minimum operating lease payments as of December 31, 2018 were as follows (in thousands):

Fiscal Year	Amount

2019	$1,140
2020	1,003
2021	559
2022	—
2023	—
Thereafter	—
Total	$2,702